Taxes - Schedule of Net Operating Loss Carry Forward (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations		$ 5,800,130	$ 2,777,110
Total NOL Carryforwards from discontinued operations		532,698	4,568
PRC [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations	[1]	2,688,670	1,241,632
Total NOL Carryforwards from discontinued operations	[1]	532,698	4,568
BVI [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations		4,201	2,104
Total NOL Carryforwards from discontinued operations
Cayman [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations		3,091,010	1,531,594
Total NOL Carryforwards from discontinued operations
Hong Kong [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Total NOL Carryforwards from continuing operations	[2]	16,249	1,780
Total NOL Carryforwards from discontinued operations	[2]

[1]	The net operating loss of the PRC subsidiary incurred in the amount of $1,241,632 for the year 2023 will expire if unused by December 31, 2027. Additionally, the net operating loss of $2,688,670incurred by the PRC subsidiary will expire if unused by December 31, 2028. Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.
[2]	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.